Property, Plant and Equipment (Details) CAD in Millions, $ in Millions					2 Months Ended	12 Months Ended
	Dec. 20, 2017 CAD	Jul. 15, 2016 CAD	Jul. 14, 2016	May 25, 2016 CAD barrel / d	Dec. 31, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD barrel / d	Nov. 08, 2017 CAD barrel / d	Nov. 08, 2017 USD ($) barrel / d
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss)						CAD 173	CAD (261)
Proceeds on sale of assets	CAD 65
PPE, not subject to depletion, depreciation and amortization					CAD 2,800	2,800	2,000
Undeveloped land
Disclosure of detailed information about property, plant and equipment [line items]
Land					57	57	95
Superior Refinery
Disclosure of detailed information about property, plant and equipment [line items]
Crude oil, facility capacity (bbls/day) | barrel / d								50,000	50,000
Acquisition cash consideration								CAD 670	$ 527
Working capital								CAD 108	$ 85
Revenue of acquiree					163
Net earnings of acquiree					CAD 13	93
Revenue of acquiree if combination occurred at beginning of period						1,100
Consolidated revenue as if combination occurred at beginning of period						19,900
Consolidated net earnings as if combination occurred at beginning of period						892
Acquisition costs						8
Western Canada
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds on sale of assets				CAD 165		185	CAD 1,120
Crude oil, facility capacity (bbls/day) | barrel / d				1,700			30,200
Gain on sale of assets				CAD 163		46	CAD 35
Gain on sale of assets, net of tax				CAD 119		CAD 36	CAD 25
Lloydminster, Alberta and Saskatchewan
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds on sale of assets		CAD 1,690
Ownership interest sold (percent)			65.00%
Lloydminster, Alberta and Saskatchewan
Disclosure of detailed information about property, plant and equipment [line items]
Gain on sale of assets		1,440
Gain on sale of assets, net of tax		1,320
Property, plant and equipment		CAD 621
Share of equity investment (percent)		35.00%
Husky Midstream Limited Partnership
Disclosure of detailed information about property, plant and equipment [line items]
Share of equity investment (percent)						35.00%	35.00%
Power Assets Holding Ltd. | Husky Midstream Limited Partnership
Disclosure of detailed information about property, plant and equipment [line items]
Share of equity investment (percent)						48.75%
Cheung Kong Infrastructure Holdings Ltd. | Husky Midstream Limited Partnership
Disclosure of detailed information about property, plant and equipment [line items]
Share of equity investment (percent)						16.25%